Schedule of Investments
September 30, 2022 (unaudited)
Mathew 25 Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.46%

Air Courier Services - 7.29%
FedEx Corp.	120,000.00	17,816,400

Business Services - 1.17%
MasterCard, Inc. Class A	10,000	2,843,400
The Depository Trust & Clearing Corp. (2) (4)	0.1	4,087

		2,847,487

Carpets & Rugs - 3.60%
Interface, Inc.	977,500	8,787,725

Electronic Computers - 4.81%
Apple, Inc.	85,000	11,747,000

Federal & Federally - Sponsored Credit Agencies - 7.17%
Federal Agricultural Mortgage Corp. Class A	79,250	7,588,188
Federal Agricultural Mortgage Corp. Class C	100,000	9,914,000

		17,502,188

Fire, Marine & Casualty Insurance - 5.00%
Berkshire Hathaway, Inc. Class A (2)	30	12,194,100

Hotels & Motels - 6.68%
Park Hotels & Resorts, Inc.	960,000	10,809,600
Penn National Gaming, Inc. (2)	200,000	5,502,000

		16,311,600

Investment Advice - 4.23%
KKR & Co., Inc. Class A	240,000	10,320,000

Motor Vehicles & Passenger Car Bodies - 4.02%
Tesla, Inc. (2)	37,000	9,814,250

National Commercial Bank - 4.49%
JP Morgan Chase & Co.	105,000	10,972,500

Radio & Tv Broadcasting & Communication Equipment - 6.13%
Qualcomm, Inc.	132,500	14,969,850

Real Estate Investment Trusts - 3.18%
Brandywine Realty Trust	1,150,000	7,762,500

Retail-Catalog & Mail-Order Houses - 3.63%
Amazon.com, Inc. (2)	78,500	8,870,500

Retail-Variery Stores - 2.51%
Five Below, Inc. (2)	44,500	6,126,315

Security Brokers, Dealers & Exchanges - 17.53%
Goldman Sachs Group, Inc.	146,000	42,785,300

Services-Amusement & Recreation Services - 3.21%
Madison Square Garden Entertainment Corp. Class A (2)	177,500	7,825,975

Services-Computer Programming, Data Processing, Etc. - 3.89%
Meta Platforms, Inc. Class A (2)	70,000	9,497,600

State Commercial Banks - 3.96%
East West Bancorp, Inc.	144,000	9,668,160

Transportation Equipment - 6.37%
Polaris, Inc.	162,500	15,543,125

Trucking (No Local) - 0.59%
Heartland Express, Inc.	100,000	1,431,000

Total Common Stock	(Cost $ 168,758,474)	242,793,575

Money Market Fund - 0.70%

First American Government Obligation Fund Class Z, 2.7353% (3)	1,713,079	1,713,079

Total Money Market Registered Investment Companies	(Cost $ 1,713,079)	1,713,079

Total Investments - 100.16%	(Cost $ 170,471,553)	244,506,654

Liabilities in Excess of Other Assets - -.16%		(393,918)

Total Net Assets - 100.00%		244,112,736

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

		Investments in
Valuation Inputs		Securities
Level 1 - Quoted Prices		$236,914,379
Level 2 - Other Significant Observable Inputs		7,588,188
Level 3 - Significant Unobservable Inputs		4,087
Total		$244,506,654

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the rate shown represents the yield at September 30, 2022.
(4) Fair valued security deemed as Level 3 security.